UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08943
     Name of Fund: Legg Mason Light Street Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202
     Name and address of agent for service:
Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: October 31, 2005
Date of reporting period: October 31, 2005

Item 1.  Report of Shareholders

Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with Legg Mason Classic Valuation Fund’s annual report for the year ended October 31, 2005.

   Total returns for various periods ended October 31, 2005 are:

Total ReturnsA

	6 Months	12 Months

Classic Valuation Fund
Primary Class	+8.98%	+14.70%
Institutional Class	+9.44%	+15.74%
S&P 500 Stock Composite IndexB	+5.27%	+8.72%

   Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report.

   For more information about the differences between the Fund share classes included in this report, contact your financial adviser.
   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial adviser will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting
President

November 29, 2005

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not indicate future performance.

B	A market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market. It is not possible to invest in an index.

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Legg Mason Classic Valuation Fund

Average Annual Total Returns,
Periods Ended October 31, 2005

Since
	1 Year	3 Years	5 Years	InceptionA

Classic Valuation Fund
Primary Class	+14.70%	+15.90%	+3.78%	+4.67%
Institutional Class	+15.74%	+17.10%	N/A	+2.68%
S&P 500 Stock Composite IndexB	+8.72%	+12.85%	-1.74%	-0.47%
Russell 1000 Value IndexC	+11.86%	+16.64%	+4.71%	+4.84%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com; for the Institutional Class please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

   The stock market continued its ascent from the lows of March 2003 despite the recent pause in October. The Standard and Poor’s Stock Index (S&P 500) advanced 8.72% for the twelve months ended October 31, 2005. Excellent corporate profits and highly liquid balance sheets were hallmarks of the last year. With excess cash available, companies increased dividends to shareholders and many chose to buy back stock. Energy was the sector that led the markets, sparked by higher global demand, continued Middle East unrest and severe hurricanes.

   The Legg Mason Classic Valuation Fund’s Primary Class gained 14.70% for the 12-months ended October 31, 2005. The Fund exceeded the 8.72% advance of the S&P 500 and 11.86% increase of the Russell 1000 Value Index. The Fund’s position in the energy sector accounted for a large portion of the outperformance. The overweighting of this group versus the S&P 500 contributed to the Fund’s strong performance, whereas stock selection was the chief reason for the Fund’s healthy performance versus the Russell 1000 Value, which had similar exposure. On a portfolio-weighted basis, four of the five biggest contribu-

A	The Fund’s Primary Class inception date is November 8, 1999. The Institutional Class inception date is July 13, 2001. Index returns are for periods beginning October 31, 1999. It is not possible to invest in an index.

B	A market capitalization-weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market.

C	Measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Annual Report to Shareholders

tors to the Fund were: Tidewater Inc., Arch Coal Inc., The Williams Companies, Inc. and Transocean Inc. Incidentally, the top holding was a health insurer, Cigna, which was sold earlier in the year for the nice profit. Although results for this period were solid, performance was hampered by several drug stocks and by Tenet Healthcare Corporation.

Scott Kuensell, CFA

November 23, 2005

DJIA 10,492.60

Annual Report to Shareholders

Expense Example

Legg Mason Classic Valuation Fund

   As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on May 1, 2005, and held through October 31, 2005.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account	Ending Account	Expenses PaidA
	Value	Value	During the Period
	5/1/05	10/31/05	5/1/05 to 10/31/05

Primary Class:
Actual	$1,000.00	$1,089.80	$10.27
Hypothetical (5% return before expenses)	1,000.00	1,015.38	9.91

Institutional Class:
Actual	$1,000.00	$1,094.40	$5.02
Hypothetical (5% return before expenses)	1,000.00	1,020.42	4.84

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 1.95% and 0.95% for the Primary Class and Institutional Class respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (184), and divided by 365.

Annual Report to Shareholders

Performance Information

Legg Mason Classic Valuation Fund

   The graphs on the following pages compare the Fund’s total returns to the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended October 31, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+14.70%	+14.70%
Three Years	+55.70%	+15.90%
Life of Class*	+31.42%	+4.67%
* Inception date — November 8, 1999

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning October 31, 1999.

Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended October 31, 2005

	Cumulative	Average Annual

	Total Return	Total Return

One Year	+15.74%	+15.74%
Three Years	+60.56%	+17.10%
Life of Class*	+12.04%	+2.68%
* Inception date — July 13, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning June 30, 2001.

Annual Report to Shareholders

Portfolio Composition (As of October 31, 2005)c

(As a percentage of the portfolio)

Top Ten Holdings (as of October 31, 2005)

% of
Security	Net Assets

Toyota Motor Corporation – ADR	5.10%
Tidewater Inc.	4.81%
International Business Machines Corporation	4.17%
Comcast Corporation – Class A	3.66%
Sabre Holdings Corporation	3.65%
Del Monte Foods Company	3.44%
Citigroup Inc.	3.43%
The Goldman Sachs Group, Inc.	3.31%
Transocean Inc.	3.30%
Morgan Stanley	3.15%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Annual Report to Shareholders

Selected Portfolio Performance D

Srongest performers for the year ended October 31, 2005E

1.	Arch Coal, Inc.	+138.6%
2.	The Williams Companies, Inc.	+80.4%
3.	Aon Corporation	+69.9%
4.	Transocean Inc.	+63.1%
5.	ConocoPhillips	+58.4%
6.	Hewlett-Packard Company	+52.4%
7.	Tidewater Inc.	+51.0%
8.	Tiffany & Co.	+35.5%
9.	Allianz AG – ADR	+35.3%
10.	The Kroger Co.	+31.7%

Wakest performers for the year ended October 31, 2005E

1.	Alcoa Inc.	-23.7%
2.	Pfizer Inc.	-22.8%
3.	Tenet Healthcare Corporation	-21.5%
4.	Dynegy Inc.	-9.9%
5.	International Business Machines Corporation	-8.0%
6.	Sabre Holdings Corporation	-7.7%
7.	Comcast Corporation	-5.7%
8.	Bristol-Myers Squibb Company	-5.5%
9.	Merck & Co., Inc.	-5.2%
10.	Calpine Corporation	-4.4%

D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

E	Securities held for the entire year.

Annual Report to Shareholders

Portfolio Changes Since July 31, 2005

Securities added

Wal-Mart Stores, Inc
Boston Scientific Corporation
Lexmark International, Inc.

E. I. du Pont de Nemours and Company

Securities sold

Newell Rubbermaid Inc.
Fannie Mae
Computer Associates International, Inc.

Annual Report to Shareholders

Portfolio of Investments

Legg Mason Classic Valuation Fund

October 31, 2005
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 100.0%
Consumer Discretionary — 19.1%
Automobiles — 5.1%
Toyota Motor Corporation – ADR	47	$4,418

Hotels, Restaurants and Leisure — 2.4%
McDonald’s Corporation	65	2,045

Household Durables — 1.4%
Koninklijke (Royal) Philips Electronics N.V. – ADR	47	1,219

Media — 5.3%
Comcast Corporation	114	3,168	A
The Walt Disney Company	59	1,443

		4,611

Specialty Retail — 4.9%
AutoZone, Inc.	13	1,052	A
The Home Depot, Inc.	40	1,625
Tiffany & Co.	39	1,540

		4,217

Consumer Staples — 8.7%
Food and Staples Retailing — 5.2%
Albertson’s, Inc.	39	987
The Kroger Co.	88	1,745	A
Wal-Mart Stores, Inc.	38	1,803

		4,535

Food Products — 3.5%
Del Monte Foods Company	282	2,983	A

Annual Report to Shareholders

	Shares/Par	Value

Energy — 9.6%
Energy Equipment and Services — 8.1%
Tidewater Inc.	91	$4,169
Transocean Inc.	50	2,857	A

		7,026

Oil, Gas and Consumable Fuels — 1.5%
ConocoPhillips	19	1,278

Financials — 25.8%
Capital Markets — 9.0%
Merrill Lynch & Co., Inc.	34	2,195
Morgan Stanley	50	2,731
The Goldman Sachs Group, Inc.	23	2,869

		7,795

Commercial Banks — 1.7%
Bank of America Corporation	20	861
Wachovia Corporation	13	652

		1,513

Diversified Financial Services — 3.4%
Citigroup Inc.	65	2,971

Insurance — 10.3%
Allianz AG – ADR	114	1,612
American International Group, Inc.	25	1,620
Aon Corporation	37	1,249
Axis Capital Holdings Limited	63	1,644
Conseco, Inc.	80	1,618	A
Marsh & McLennan Companies, Inc.	39	1,142

		8,885

Thrifts and Mortgage Finance — 1.4%
Countrywide Financial Corporation	37	1,182

Annual Report to Shareholders

	Shares/Par	Value

Health Care — 7.9%
Health Care Equipment and Supplies — 1.3%
Boston Scientific Corporation	46	$1,150	A

Health Care Providers and Services — 1.4%
Tenet Healthcare Corporation	138	1,162	A

Pharmaceuticals — 5.2%
Bristol-Myers Squibb Company	81	1,713
Merck & Co., Inc.	52	1,459
Pfizer Inc.	61	1,337

		4,509

Industrials — 2.0%
Road and Rail — 2.0%
Union Pacific Corporation	25	1,729

Information Technology — 16.4%
Communications Equipment — 2.4%
Nokia Oyj – ADR	107	1,795
Nortel Networks Corporation	94	304	A

		2,099

Computers and Peripherals — 9.1%
Hewlett-Packard Company	81	2,266
International Business Machines Corporation	44	3,611
Lexmark International, Inc.	14	581	A
Seagate Technology	95	1,385

		7,843

IT Services — 3.6%
Sabre Holdings Corporation	162	3,160

Annual Report to Shareholders

	Shares/Par	Value

Information Technology — Continued
Semiconductors and Semiconductor Equipment — 1.3%
Intel Corporation	49	$1,154

Materials — 5.7%
Chemicals — 2.5%
E. I. du Pont de Nemours and Company	33	1,392
The Dow Chemical Company	16	748

		2,140

Metals and Mining — 3.2%
Alcoa Inc.	40	964
Arch Coal, Inc.	24	1,858

		2,822

Utilities — 4.8%
Electric Utilities — 2.2%
Reliant Energy, Inc.	148	1,881	A

Multi-Utilities — 2.6%
Calpine Corporation	109	260	A
Dynegy Inc.	128	570	A
The Williams Companies, Inc.	65	1,447

		2,277

Total Common Stock and Equity Interests (Identified Cost — $78,658)		86,604

Other Assets Less Liabilities — N.M.		(26)

		$86,578

Net assets — 100.0%

A	Non-income producing.

ADR - American Depository Receipt

N.M. - Not meaningful

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Classic Valuation Fund

October 31, 2005
(Amounts in Thousands)

Assets:
Investment securities at market value (identified cost – $78,658)		$86,604
Cash		86
Receivable for fund shares sold		47
Receivable for dividend income		89

		86,826

Liabilities:
Payable for fund shares repurchased	$72
Accrued management fees	37
Accrued distribution and service fees	58
Accrued expenses	81

		248

Net Assets		$86,578

Net assets consist of:

Accumulated paid-in-capital applicable to:
5,803 Primary Class shares outstanding		$69,221
769 Institutional Class shares outstanding		9,500
Accumulated net realized loss on investments		(89)
Unrealized appreciation of investments		7,946

Net Assets		$86,578

Net Asset Value Per Share:
Primary Class		$13.11

Institutional Class		$13.68

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Legg Mason Classic Valuation Fund

For the Year Ended October 31, 2005
(Amounts in Thousands)

Investment Income:

Investment income:
Dividends	$$1,477	A
Interest	34

Total income			$1,511

Expenses:
Management fees	680

Distribution fees:
Primary Class	833
Audit and legal fees	56
Custodian fees	48
Directors’ fees and expenses	22
Registration fees	61
Reports to shareholders	64

Transfer agent and shareholder servicing expense:
Primary Class	62
Institutional Class	1
Other expenses	21

	1,848
Less fees waived	(154)

Total expenses, net of waivers			1,694

Net Investment Loss			(183)

Net Realized and Unrealized Gain on Investments:
Realized gain on investments	9,845
Change in unrealized appreciation of investments	3,194

Net Realized and Unrealized Gain on Investments			13,039

Change in Net Assets Resulting From Operations			$12,856

A	Net of foreign taxes withheld of $19.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Classic Valuation Fund

(Amounts in Thousands)

	For the Years Ended

	10/31/05	10/31/04

Change in Net Assets:
Net investment loss	$(183)	$(645)
Net realized gain on investments	9,845	3,404
Change in unrealized appreciation/(depreciation) of investments	3,194	(442)

Change in net assets resulting from operations	12,856	2,317

Change in net assets from Fund share transactions:
Primary Class	(22,791)	14,936
Institutional Class	4,888	3,102

Change in net assets	(5,047)	20,355

Net Assets:
Beginning of year	91,625	71,270

End of year	$86,578	$91,625

Accumulated net investment loss	$—	$—

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Legg Mason Classic Valuation Fund

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Years Ended October 31,

	2005		2004		2003		2002		2001

Net asset value, beginning of year	$11.43		$10.99		$8.42		$11.05		$11.59

Investment operations:
Net investment income/(loss)	(.04	) A	(.09	) A	(.02	) A	(.01	) A	(.02	) A
Net realized and unrealized gain/(loss) on investments	1.72		.53		2.59		(2.62)		(.49)

Total from investment operations	1.68		.44		2.57		(2.63)		(.51)

Distributions:
From net investment income	—		—		—		—		(.01)
In excess of net investment income	—		—		—		—		(.02)

Total distributions	—		—		—		—		(.03)

Net asset value, end of year	$13.11		$11.43		$10.99		$8.42		$11.05

Ratios/supplemental data:
Total return	14.70%		4.00%		30.52%		(23.80)%		(4.43)%
Expenses to average net assets	1.95	% A	1.95	% A	1.97	% A	2.00	% A	2.00	% A
Net investment income/(loss) to average net assets	(.28	)% A	(.76	)% A	(.23	)% A	(.11	)% A	(.36	)% A
Portfolio turnover rate	46.7%		42.2%		64.3%		84.3%		64.9%
Net assets, end of year (in thousands)	$76,061		$86,920		$69,732		$56,836		$53,380

A	Net of fees waived by the adviser and distributor pursuant to a contractual expense limitation of 1.95% of average daily net assets until February 28, 2006. Prior to March 1, 2003, the contractual expense limitation was 2.00% of average daily net assets. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the years ended October 31, 2005, 2.13%; 2004, 2.08%; 2003, 2.20%; 2002, 2.12%; and 2001, 2.28%.

See notes to financial statements.

Annual Report to Shareholders

Institutional Class:

	Years Ended October 31,

	2005		2004		2003		2002		2001B

Net asset value, beginning of year	$11.82		$11.25		$8.52		$11.09		$12.21

Investment operations:
Net investment income/(loss)	.06	C	.02	C	.02	C	.08	C	—	C
Net realized and unrealized gain/(loss) on investments	1.80		.55		2.71		(2.65)		(1.12)

Total from investment operations	1.86		.57		2.73		(2.57)		(1.12)

Net asset value, end of year	$13.68		$11.82		$11.25		$8.52		$11.09

Ratios/supplemental data:
Total return	15.74%		5.07%		32.04%		(23.17)%		(9.20	)%D
Expenses to average net assets	.95	% C	.95	% C	.96	% C	1.00	% C	1.00	%C,E
Net investment income/(loss) to average net assets	.62	% C	.20	% C	.56	% C	.94	% C	.11	%C,E
Portfolio turnover rate	46.7%		42.2%		64.3%		84.3%		64.9	%E
Net assets, end of year (in thousands)	$10,517		$4,705		$1,538		$133		$113

B	For the period July 13, 2001 (commencement of operations) to October 31, 2001.

C	Net of fees waived by the adviser pursuant to a contractual expense limitation of 0.95% of average daily net assets until February 28, 2006. Prior to March 1, 2003, the contractual expense limitation was 1.00% of average daily net assets. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the years ended October 31, 2005, 1.06%; 2004, 1.02%; 2003, 1.18%; and 2002, 1.11%; and for the period ended October 31, 2001, 1.24%.

D	Not annualized.

E	Annualized.

See notes to financial statements.

Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Classic Valuation Fund

(Amounts in Thousands)

1. Organization and Significant Accounting Policies:

   The Legg Mason Light Street Trust, Inc. (“Corporation”), consisting of the Classic Valuation Fund (“Classic Valuation” or “Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.
   The Fund offers two classes of shares: Primary Class and Institutional Class. The income and expenses of the Fund are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
   The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Annual Report to Shareholders

   For the year ended October 31, 2005, investment transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$41,794	$59,501

Foreign Currency Translation

   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 pm Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

   The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Compensating Balance Credits

   The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the year ended October 31, 2005, the Fund earned compensating balance credits of less than $1.

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if

Annual Report to Shareholders

available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes

   The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Other

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
   No ordinary income dividends or capital gain distributions were paid during the years ended October 31, 2005 and 2004.
   The tax basis components of net assets at October 31, 2005, were:

Unrealized appreciation	$12,746
Unrealized depreciation	(4,800)

Net unrealized appreciation/(depreciation)	$7,946
Capital loss carryforwards	(89)
Paid-in capital	78,721

Net assets	$86,578

Annual Report to Shareholders

   The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For the year ended October 31, 2005, the Fund realized net gains of $9,845, which the Fund intends to offset against available capital loss carryforwards for federal income tax purposes as determined at the end of the fiscal year. At October 31, 2005, the Fund had capital loss carryforwards of $89 expiring in 2011.

   For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended October 31, 2005, the Fund recorded the following permanent reclassifications, which relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income	$183
Paid-in capital	(183)

   At October 31, 2005, the cost of investments for federal income tax purposes was $78,658.

3. Transactions With Affiliates:

   The Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). For its services to the Fund, LMFA receives a management fee, calculated daily and payable monthly, at annual rates of the Fund’s average daily net assets. The annual management fee rates are provided in the chart below:

Management	Asset
Fee	Breakpoint

0.75%	$0 - $1 billion
0.65%	in excess of $1 billion

   Under the terms of the management agreement, LMFA has agreed, until February 28, 2006, to waive its fees and reimburse other expenses in any month to the extent the Fund’s expenses, as a percentage of average daily net assets (exclusive of taxes, interest, brokerage and extraordinary expense), exceed during that month the annual rates of 1.95% for the Primary Class and 0.95% for the Institutional Class. Thereafter, the Fund is required to reimburse LMFA for such expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Fund’s ratio of expenses to average net assets to exceed the expense limit. For the year ended October 31, 2005, LMFA waived $97A of management fees.

   Brandywine Asset Management, LLC (“Brandywine”) serves as investment adviser to the Fund and is responsible for the actual investment activity of the Fund. LMFA (not the

A	This waiver is subject to repayment within three years after the year in which the fee was earned or the expense incurred.

Annual Report to Shareholders

Fund) pays Brandywine a fee computed daily and payable monthly, at an annual rate of 60% of the fee it receives from the Fund. Fees paid to Brandywine are net of any waivers.
   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, served as the Fund’s distributor during the fiscal year ended October 31, 2005. During this time, Legg Mason received an annual distribution fee and an annual service fee, based on the Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as follows:

			Year Ended
			October 31, 2005

	Distribution	Service	Distribution and Service
	Fee	Fee	Fees WaivedA

Primary Class	0.75%	0.25%	$57

   On December 1, 2005, Legg Mason Investor Services, LLC (“LMIS”) replaced Legg Mason as Distributor. The compensation arrangements between the Fund and LMIS are identical to the previous arrangements between the Fund and Legg Mason.

   Any amounts of management or distribution and service fees waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA or Legg Mason to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund’s expenses to exceed the limit imposed by LMFA at that time. Pursuant to this agreement, at October 31, 2005, management and distribution and service fees waiver or reimbursed in the amount of $396 remain subject to repayment by the Fund.
   No brokerage commissions were paid by the Fund to Legg Mason or its affiliates during the year ended October 31, 2005.
   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $20 for the year ended October 31, 2005.
   LMFA, Legg Mason, Brandywine and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

4. Line of Credit:

   The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the year ended October 31, 2005.

Annual Report to Shareholders

5. Fund Share Transactions:

   At October 31, 2005, there were 300,000 shares authorized at $.001 par value for each of the Primary and Institutional Classes of the Fund. Share transactions were as follows:

	Primary Class		Institutional Class

	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	10/31/05	10/31/04	10/31/05	10/31/04

Shares:
Sold	670	2,755	508	297
Repurchased	(2,468)	(1,498)	(137)	(36)

Net Change	(1,798)	1,257	371	261

Amount:
Sold	$8,431	$32,103	$6,711	$3,528
Repurchased	(31,222)	(17,167)	(1,823)	(426)

Net Change	$(22,791)	$14,936	$4,888	$3,102

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Legg Mason Light Street Trust, Inc. and Shareholders of Classic Valuation Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Classic Valuation Fund (comprising the Legg Mason Light Street Trust, Inc., hereafter referred to as the “Fund”) at October 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005, by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

December 16, 2005

Annual Report to Shareholders

Directors and Officers

   The table below provides information about each of the Fund’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

Term of
	Position(s)	Office and	Number of Funds	Other
Name and Year	Held With	Length of	in Fund Complex	Directorships	Principal Occupation(s)
of Birth	the Fund	Time ServedA	Overseen	Held	During the Past Five Years

INDEPENDENT DIRECTORSB:

Hearn, Ruby P. 1940	Director	Since 2004	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).

Lehman, Arnold L. 1944	Director	Since 1998	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	None	Director of The Brooklyn Museum of Art since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).

Masters, Robin J.W. 1955	Director	Since 2002	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Chairman of the Board of Directors of Cap-a-Laige Ltd. (Management company for charitable trust); Director of Cheyne Capital International Limited (investment advisory firm); Director of Cheyne Property Holdings Limited (real estate).	Retired. Director of Bermuda SMARTRISK (non-profit) since 2001. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).

McGovern, Jill E. 1944	Director	Since 1998	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	None	Chief Executive Officer of The Marrow Foundation since 1993. Formerly: Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).

Annual Report to Shareholders

Term of
	Position(s)	Office and	Number of Funds	Other
Name and Year	Held With	Length of	in Fund Complex	Directorships	Principal Occupation(s)
of Birth	the Fund	Time ServedA	Overseen	Held	During the Past Five Years

Mehlman, Arthur S. 1942	Director	Since 2002	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Trustee of the Royce Family of Funds consisting of 23 portfolios; Director of Municipal Mortgage & Equity, LLC.	Retired. Partner, KPMG LLP (international accounting firm) (1972-2002).

O’Brien, G. Peter 1945	Director	Since 1999	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Trustee of the Royce Family of Funds consisting of 23 portfolios; Director of Renaissance Capital Greenwich Funds; Director of Technology Investment Capital Corp.	Retired. Trustee of Colgate University; President of Hill House, Inc. (residential home care). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971- 1999).

Rowan, S. Ford 1943	Director	Since 2002	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	None	Consultant, Rowan & Blewitt Inc. (management consulting); Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Director of Santa Fe Institute (scientific research institute) since 1999.

Tarola, Robert M. 1950	Director	Since 2004	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Director	Senior Vice President and Chief Financial Officer of W. R. Grace & Co. (specialty chemicals) since 1999.

INTERESTED DIRECTORSC:

Curley, Jr., John F. 1939	Chairman and Director	Since 1998	Chairman and Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	None	Chairman of the Board of all Legg Mason Funds. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated (1982-1998); Director of Legg Mason Fund Adviser, Inc. (1982-1998) and Western Asset Management Company (1986-1998) (each a registered investment adviser).

Annual Report to Shareholders

Term of
	Position(s)	Office and	Number of Funds	Other
Name and Year	Held With	Length of	in Fund Complex	Directorships	Principal Occupation(s)
of Birth	the Fund	Time ServedA	Overseen	Held	During the Past Five Years

Fetting, Mark R. 1954	President and Director	President since 2001 and Director since 2002	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Trustee of the Royce Family of Funds consisting of 23 portfolios.	Senior Executive Vice President of Legg Mason, Inc.; Director and/or officer of various Legg Mason, Inc. affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates; Vice President, T. Rowe Price Group, Inc.

EXECUTIVE OFFICERS:

Karpinski, Marie K. 1949	Vice President and Treasurer	Since 1998	Vice President and Treasurer of all Legg Mason funds (consisting of 23 portfolios).	None	Vice President and Treasurer of all Legg Mason Funds. Vice President and Treasurer of Legg Mason Fund Adviser, Inc. and Western Asset Funds, Inc.; Treasurer and Principal Financial and Accounting Officer of Western Asset Income Fund, Western Asset Premier Bond Fund, Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund 2.

Merz, Gregory T. 1958	Vice President, and Chief Legal Officer	Since 2003	Vice President and Cheif Legal Officer of all Legg Mason funds (consisting of 23 portfolios).	None	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002).

Annual Report to Shareholders

Term of
	Position(s)	Office and	Number of Funds	Other
Name and Year	Held With	Length of	in Fund Complex	Directorships	Principal Occupation(s)
of Birth	the Fund	Time ServedA	Overseen	Held	During the Past Five Years

Olmert, Amy M. 1963	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all Legg Mason funds (consisting of 23 portfolios).	None	Senior Vice President of Legg Mason, Inc. since 2004. Chief Compliance Officer of Western Asset Funds, Inc., Western Asset Income Fund, Inc., Western Asset Premier Bond Fund, Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund 2 since 2004. Formerly: Managing Director, Deutsche Asset Management (1997-2004).

ADDITIONAL INFORMATION ABOUT THE FUND’S DIRECTORS AND

OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING
1-800-822-5544 OR ON THE SECURITIES AND EXCHANGE COMMISSION
WEBSITE (http://www.sec.gov).

A	Officers of the Fund are elected annually to serve until their successors are elected and qualified. Directors of the Fund serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

B	Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

C	Mr. Curley and Mr. Fetting are considered to be interested persons, as defined in the 1940 Act, of the Fund on the basis of their employment with the Fund’s investment adviser or its affiliated entities (including the Fund’s principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc.

Baltimore, MD

Investment Adviser

Brandywine Asset Management, LLC

Wilmington, DE

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer

Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Richard M. Wachterman, Secretary
Wm. Shane Hughes, Assistant Treasurer
Holly L. Hunter-Ceci, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust
Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust
Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust
Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio
Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust
Money Market Funds
Cash Reserve Trust
Tax-Exempt Trust
U.S. Government Money Market Portfolio	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmasonfunds.com/about.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. For a prospectus, which contains this and other information on any Legg Mason fund, call your financial adviser, call 1-800-577-8589, or visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders c/o BFDS, P.O. Box 55214 Boston, MA 02205-8504 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders P.O. Box 17635 Baltimore, MD 21297-1635 888-425-6432 www.lminstitutionalfunds.com

Distributor:

Legg Mason Investor Services, LLC

LMF-233 (10/05)

Item 2. Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer
(a)	Legg Mason Light Street Trust, Inc. (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:
•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;
•	Compliance with applicable governmental laws, rules and regulations;
•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and
•	Accountability for adherence to the Code of Ethics.
     (b) No response required.
     (c) Not applicable.
(d)	The Registrant has not granted a waiver, including an implicit waiver, from a provision of the Code of Ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.
     (e) Not applicable.
(f)	A copy of the Code of Ethics is attached as Exhibit 12(a)(1) to this Form N-CSR.
Item 3. Audit Committee Financial Expert
(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2) The audit committee financial experts are Mr. Arthur S. Mehlman and Mr. Robert M. Tarola. They are “independent” as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accounting Fees and Services
(a) Audit Fees
PricewaterhouseCoopers LLP
Fiscal Year Ended October 31, 2004 — $13,000
Fiscal Year Ended October 31, 2005 — $19,150
(b)	Audit-Related Fees
     There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item (a) above.
     There were no fees billed to the Registrant for assurance and related services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.
(c) Tax Fees
PricewaterhouseCoopers LLP
Fiscal Year Ended October 31, 2004 — $4,000
Fiscal Year Ended October 31, 2005 — $1,050
     Services include preparation of federal and state income tax returns and preparation of excise tax returns.
     There were no fees billed to the Registrant for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.
(d) All Other Fees
     There were no fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in items (a) through (c) above.
     There were no fees billed to the Registrant for services not included in Items 4(a) through (c) above that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.
(e)(1) The Audit Committee’s policy is to delegate to its Chairperson the authority to pre-approve items prior to the next meeting of the Committee. Such pre-approvals are reported at the next quarterly meeting of the Audit Committee.
(2)	There were no services provided to the Registrant that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
     There were no fees billed to the Registrant for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	The percentage of hours expended by the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.
(g)	Non-Audit Fees for services rendered to Registrant or Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager.
PricewaterhouseCoopers LLP
Fiscal Year Ended October 31, 2004 — $434,029
Fiscal Year Ended October 31, 2005 — $183,790
(h)	The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
     The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.
Item 6. Schedule of Investments
     The schedule of investments in securities of unaffiliated issuers is included in the annual report.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers
     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders
     The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.
Item 11. Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits
     (a) File the exhibits listed below as part of this Form.
(1)	The Registrant’s Code of Ethics applicable to Registrant’s principal executive officer and principal financial officer is attached hereto.
(2)	Separate certifications for the Registrant’s chief executive officer and chief financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.
(b)	Separate certifications for the Registrant’s chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     Legg Mason Light Street Trust, Inc.
By:  /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date:     12/21/05
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:  /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date:     12/21/05
By:  /s/ Marie K. Karpinski
     Marie K. Karpinski
Treasurer, Legg Mason Light Street Trust, Inc.
Date:     12/19/05